INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on income by jurisdiction
Domestic	$ 19,466	$ 14,378	$ 8,060
Foreign	812	61	(1,451)
Taxes on income	20,278	14,439	6,609
Domestic:
Current taxes	21,106	15,938	7,447
Deferred tax expense (benefit)	(1,594)	(860)	(980)
Taxes in respect of previous years	(46)	(700)	1,593
Total - Domestic	19,466	14,378	8,060
Foreign:
Current taxes	517	820	444
Deferred tax benefit	860	(665)	(1,778)
Taxes in respect of previous years	(565)	(94)	(117)
Total - Foreign	812	61	(1,451)
Taxes on income	$ 20,278	$ 14,439	$ 6,609